Shareholder Report, Holdings (Details)	Sep. 30, 2024
Touchstone Active Bond Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Active Bond Fund - CLASS A | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[1]
Touchstone Active Bond Fund - CLASS A | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Touchstone Active Bond Fund - CLASS A | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[1]
Touchstone Active Bond Fund - CLASS A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%	[1]
Touchstone Active Bond Fund - CLASS A | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
Touchstone Active Bond Fund - CLASS A | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
Touchstone Active Bond Fund - CLASS A | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Touchstone Active Bond Fund - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
Touchstone Active Bond Fund - CLASS A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Touchstone Active Bond Fund - CLASS A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Touchstone Active Bond Fund - CLASS A | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Touchstone Active Bond Fund - CLASS A | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Active Bond Fund - CLASS A | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Active Bond Fund - CLASS A | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Active Bond Fund - CLASS A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Active Bond Fund - CLASS A | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Touchstone Active Bond Fund - CLASS A | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Active Bond Fund - CLASS A | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Touchstone Active Bond Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Active Bond Fund - CLASS C | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[1]
Touchstone Active Bond Fund - CLASS C | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Touchstone Active Bond Fund - CLASS C | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[1]
Touchstone Active Bond Fund - CLASS C | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%	[1]
Touchstone Active Bond Fund - CLASS C | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
Touchstone Active Bond Fund - CLASS C | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
Touchstone Active Bond Fund - CLASS C | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Touchstone Active Bond Fund - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
Touchstone Active Bond Fund - CLASS C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Touchstone Active Bond Fund - CLASS C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Touchstone Active Bond Fund - CLASS C | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Touchstone Active Bond Fund - CLASS C | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Active Bond Fund - CLASS C | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Active Bond Fund - CLASS C | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Active Bond Fund - CLASS C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Active Bond Fund - CLASS C | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Touchstone Active Bond Fund - CLASS C | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Active Bond Fund - CLASS C | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Touchstone Active Bond Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Active Bond Fund - CLASS Y | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[1]
Touchstone Active Bond Fund - CLASS Y | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Touchstone Active Bond Fund - CLASS Y | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[1]
Touchstone Active Bond Fund - CLASS Y | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%	[1]
Touchstone Active Bond Fund - CLASS Y | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
Touchstone Active Bond Fund - CLASS Y | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
Touchstone Active Bond Fund - CLASS Y | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Touchstone Active Bond Fund - CLASS Y | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
Touchstone Active Bond Fund - CLASS Y | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Touchstone Active Bond Fund - CLASS Y | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Touchstone Active Bond Fund - CLASS Y | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Touchstone Active Bond Fund - CLASS Y | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Active Bond Fund - CLASS Y | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Active Bond Fund - CLASS Y | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Active Bond Fund - CLASS Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Active Bond Fund - CLASS Y | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Touchstone Active Bond Fund - CLASS Y | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Active Bond Fund - CLASS Y | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Touchstone Active Bond Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%	[1]
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[1]
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%	[1]
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1]
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.10%
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Active Bond Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Touchstone Ares Credit Opportunities Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS A | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS A | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS A | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
Touchstone Ares Credit Opportunities Fund - CLASS A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Touchstone Ares Credit Opportunities Fund - CLASS A | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Touchstone Ares Credit Opportunities Fund - CLASS A | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Touchstone Ares Credit Opportunities Fund - CLASS A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Touchstone Ares Credit Opportunities Fund - CLASS A | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Ares Credit Opportunities Fund - CLASS A | Trade Claim [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ares Credit Opportunities Fund - CLASS A | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ares Credit Opportunities Fund - CLASS A | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Touchstone Ares Credit Opportunities Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS C | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS C | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS C | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS C | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
Touchstone Ares Credit Opportunities Fund - CLASS C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Touchstone Ares Credit Opportunities Fund - CLASS C | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Touchstone Ares Credit Opportunities Fund - CLASS C | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Touchstone Ares Credit Opportunities Fund - CLASS C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Touchstone Ares Credit Opportunities Fund - CLASS C | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Ares Credit Opportunities Fund - CLASS C | Trade Claim [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ares Credit Opportunities Fund - CLASS C | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ares Credit Opportunities Fund - CLASS C | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Touchstone Ares Credit Opportunities Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS Y | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS Y | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS Y | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS Y | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS Y | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS Y | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
Touchstone Ares Credit Opportunities Fund - CLASS Y | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
Touchstone Ares Credit Opportunities Fund - CLASS Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Touchstone Ares Credit Opportunities Fund - CLASS Y | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Touchstone Ares Credit Opportunities Fund - CLASS Y | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Touchstone Ares Credit Opportunities Fund - CLASS Y | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Touchstone Ares Credit Opportunities Fund - CLASS Y | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Ares Credit Opportunities Fund - CLASS Y | Trade Claim [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ares Credit Opportunities Fund - CLASS Y | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ares Credit Opportunities Fund - CLASS Y | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[1]
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%	[1]
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%	[1]
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | CC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[1]
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | Bank Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | Trade Claim [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ares Credit Opportunities Fund - INSTITUTIONAL CLASS | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Touchstone Dividend Equity Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Dividend Equity Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Touchstone Dividend Equity Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Touchstone Dividend Equity Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Touchstone Dividend Equity Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Touchstone Dividend Equity Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Dividend Equity Fund - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Dividend Equity Fund - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Touchstone Dividend Equity Fund - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Touchstone Dividend Equity Fund - CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Touchstone Dividend Equity Fund - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Touchstone Dividend Equity Fund - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Dividend Equity Fund - CLASS A | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Dividend Equity Fund - CLASS A | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Touchstone Dividend Equity Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Dividend Equity Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Touchstone Dividend Equity Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Touchstone Dividend Equity Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Touchstone Dividend Equity Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Touchstone Dividend Equity Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Dividend Equity Fund - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Dividend Equity Fund - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Touchstone Dividend Equity Fund - CLASS C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Touchstone Dividend Equity Fund - CLASS C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Touchstone Dividend Equity Fund - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Touchstone Dividend Equity Fund - CLASS C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Dividend Equity Fund - CLASS C | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Dividend Equity Fund - CLASS C | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Touchstone Dividend Equity Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Dividend Equity Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Touchstone Dividend Equity Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Touchstone Dividend Equity Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Touchstone Dividend Equity Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Touchstone Dividend Equity Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Dividend Equity Fund - CLASS Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Dividend Equity Fund - CLASS Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Touchstone Dividend Equity Fund - CLASS Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Touchstone Dividend Equity Fund - CLASS Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Touchstone Dividend Equity Fund - CLASS Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Touchstone Dividend Equity Fund - CLASS Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Dividend Equity Fund - CLASS Y | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Dividend Equity Fund - CLASS Y | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Dividend Equity Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Touchstone Dividend Equity Fund - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Dividend Equity Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Touchstone Dividend Equity Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Touchstone Dividend Equity Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Touchstone Dividend Equity Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Touchstone Dividend Equity Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Dividend Equity Fund - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Dividend Equity Fund - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Touchstone Dividend Equity Fund - CLASS R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Touchstone Dividend Equity Fund - CLASS R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Touchstone Dividend Equity Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Touchstone Dividend Equity Fund - CLASS R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Touchstone Dividend Equity Fund - CLASS R6 | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Dividend Equity Fund - CLASS R6 | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Touchstone High Yield Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone High Yield Fund - CLASS A | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Touchstone High Yield Fund - CLASS A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
Touchstone High Yield Fund - CLASS A | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%	[1]
Touchstone High Yield Fund - CLASS A | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%	[1]
Touchstone High Yield Fund - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Touchstone High Yield Fund - CLASS A | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Touchstone High Yield Fund - CLASS A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Touchstone High Yield Fund - CLASS A | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Touchstone High Yield Fund - CLASS A | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone High Yield Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone High Yield Fund - CLASS C | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Touchstone High Yield Fund - CLASS C | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
Touchstone High Yield Fund - CLASS C | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%	[1]
Touchstone High Yield Fund - CLASS C | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%	[1]
Touchstone High Yield Fund - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Touchstone High Yield Fund - CLASS C | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Touchstone High Yield Fund - CLASS C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Touchstone High Yield Fund - CLASS C | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Touchstone High Yield Fund - CLASS C | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone High Yield Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone High Yield Fund - CLASS Y | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Touchstone High Yield Fund - CLASS Y | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
Touchstone High Yield Fund - CLASS Y | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%	[1]
Touchstone High Yield Fund - CLASS Y | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%	[1]
Touchstone High Yield Fund - CLASS Y | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Touchstone High Yield Fund - CLASS Y | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Touchstone High Yield Fund - CLASS Y | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Touchstone High Yield Fund - CLASS Y | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Touchstone High Yield Fund - CLASS Y | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone High Yield Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone High Yield Fund - INSTITUTIONAL CLASS | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Touchstone High Yield Fund - INSTITUTIONAL CLASS | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[1]
Touchstone High Yield Fund - INSTITUTIONAL CLASS | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%	[1]
Touchstone High Yield Fund - INSTITUTIONAL CLASS | B/B [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%	[1]
Touchstone High Yield Fund - INSTITUTIONAL CLASS | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[1]
Touchstone High Yield Fund - INSTITUTIONAL CLASS | CCC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Touchstone High Yield Fund - INSTITUTIONAL CLASS | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Touchstone High Yield Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Touchstone High Yield Fund - INSTITUTIONAL CLASS | Short-Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Impact Bond Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Impact Bond Fund - CLASS A | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%	[1]
Touchstone Impact Bond Fund - CLASS A | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
Touchstone Impact Bond Fund - CLASS A | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[1]
Touchstone Impact Bond Fund - CLASS A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
Touchstone Impact Bond Fund - CLASS A | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Touchstone Impact Bond Fund - CLASS A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Touchstone Impact Bond Fund - CLASS A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Touchstone Impact Bond Fund - CLASS A | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Impact Bond Fund - CLASS A | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Touchstone Impact Bond Fund - CLASS A | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Touchstone Impact Bond Fund - CLASS A | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Touchstone Impact Bond Fund - CLASS A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Touchstone Impact Bond Fund - CLASS A | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Impact Bond Fund - CLASS A | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Impact Bond Fund - CLASS A | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Touchstone Impact Bond Fund - CLASS A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Impact Bond Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Impact Bond Fund - CLASS C | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%	[1]
Touchstone Impact Bond Fund - CLASS C | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
Touchstone Impact Bond Fund - CLASS C | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[1]
Touchstone Impact Bond Fund - CLASS C | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
Touchstone Impact Bond Fund - CLASS C | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Touchstone Impact Bond Fund - CLASS C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Touchstone Impact Bond Fund - CLASS C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Touchstone Impact Bond Fund - CLASS C | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Impact Bond Fund - CLASS C | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Touchstone Impact Bond Fund - CLASS C | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Touchstone Impact Bond Fund - CLASS C | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Touchstone Impact Bond Fund - CLASS C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Touchstone Impact Bond Fund - CLASS C | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Impact Bond Fund - CLASS C | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Impact Bond Fund - CLASS C | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Touchstone Impact Bond Fund - CLASS C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Impact Bond Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Impact Bond Fund - CLASS Y | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%	[1]
Touchstone Impact Bond Fund - CLASS Y | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
Touchstone Impact Bond Fund - CLASS Y | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[1]
Touchstone Impact Bond Fund - CLASS Y | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
Touchstone Impact Bond Fund - CLASS Y | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Touchstone Impact Bond Fund - CLASS Y | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Touchstone Impact Bond Fund - CLASS Y | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Touchstone Impact Bond Fund - CLASS Y | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Impact Bond Fund - CLASS Y | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Touchstone Impact Bond Fund - CLASS Y | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Touchstone Impact Bond Fund - CLASS Y | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Touchstone Impact Bond Fund - CLASS Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Touchstone Impact Bond Fund - CLASS Y | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Impact Bond Fund - CLASS Y | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Impact Bond Fund - CLASS Y | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Touchstone Impact Bond Fund - CLASS Y | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%	[1]
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[1]
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Touchstone Impact Bond Fund - INSTITUTIONAL CLASS | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Impact Bond Fund - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Impact Bond Fund - CLASS R6 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%	[1]
Touchstone Impact Bond Fund - CLASS R6 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
Touchstone Impact Bond Fund - CLASS R6 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[1]
Touchstone Impact Bond Fund - CLASS R6 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
Touchstone Impact Bond Fund - CLASS R6 | BB/Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
Touchstone Impact Bond Fund - CLASS R6 | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Touchstone Impact Bond Fund - CLASS R6 | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Touchstone Impact Bond Fund - CLASS R6 | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Impact Bond Fund - CLASS R6 | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Touchstone Impact Bond Fund - CLASS R6 | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Touchstone Impact Bond Fund - CLASS R6 | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Touchstone Impact Bond Fund - CLASS R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Touchstone Impact Bond Fund - CLASS R6 | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Impact Bond Fund - CLASS R6 | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Impact Bond Fund - CLASS R6 | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Touchstone Impact Bond Fund - CLASS R6 | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Mid Cap Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Touchstone Mid Cap Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Mid Cap Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Mid Cap Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Mid Cap Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Touchstone Mid Cap Fund - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Touchstone Mid Cap Fund - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Mid Cap Fund - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Mid Cap Fund - CLASS A | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Touchstone Mid Cap Fund - CLASS A | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Mid Cap Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Touchstone Mid Cap Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Mid Cap Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Mid Cap Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Mid Cap Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Touchstone Mid Cap Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Touchstone Mid Cap Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Mid Cap Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Mid Cap Fund - Class C | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Touchstone Mid Cap Fund - Class C | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Mid Cap Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Touchstone Mid Cap Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Mid Cap Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Mid Cap Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Mid Cap Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Touchstone Mid Cap Fund - CLASS Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Touchstone Mid Cap Fund - CLASS Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Mid Cap Fund - CLASS Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Mid Cap Fund - CLASS Y | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Touchstone Mid Cap Fund - CLASS Y | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Mid Cap Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Fund - Class Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Touchstone Mid Cap Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Mid Cap Fund - Class Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Mid Cap Fund - Class Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Mid Cap Fund - Class Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Touchstone Mid Cap Fund - Class Z | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Touchstone Mid Cap Fund - Class Z | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Mid Cap Fund - Class Z | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Mid Cap Fund - Class Z | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Touchstone Mid Cap Fund - Class Z | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Touchstone Mid Cap Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Mid Cap Fund - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Touchstone Mid Cap Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Mid Cap Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Touchstone Mid Cap Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Touchstone Mid Cap Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Touchstone Mid Cap Fund - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Touchstone Mid Cap Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Mid Cap Fund - CLASS R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Touchstone Mid Cap Fund - CLASS R6 | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Touchstone Mid Cap Fund - CLASS R6 | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Mid Cap Value Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Value Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Touchstone Mid Cap Value Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Touchstone Mid Cap Value Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Touchstone Mid Cap Value Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Touchstone Mid Cap Value Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Touchstone Mid Cap Value Fund - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Touchstone Mid Cap Value Fund - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Mid Cap Value Fund - CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Touchstone Mid Cap Value Fund - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Touchstone Mid Cap Value Fund - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Touchstone Mid Cap Value Fund - CLASS A | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Mid Cap Value Fund - CLASS A | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Mid Cap Value Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Value Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Touchstone Mid Cap Value Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Touchstone Mid Cap Value Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Touchstone Mid Cap Value Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Touchstone Mid Cap Value Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Touchstone Mid Cap Value Fund - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Touchstone Mid Cap Value Fund - CLASS C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Mid Cap Value Fund - CLASS C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Touchstone Mid Cap Value Fund - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Touchstone Mid Cap Value Fund - CLASS C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Touchstone Mid Cap Value Fund - CLASS C | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Mid Cap Value Fund - CLASS C | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Mid Cap Value Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Value Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Touchstone Mid Cap Value Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Touchstone Mid Cap Value Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Touchstone Mid Cap Value Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Touchstone Mid Cap Value Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Touchstone Mid Cap Value Fund - CLASS Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Touchstone Mid Cap Value Fund - CLASS Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Mid Cap Value Fund - CLASS Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Touchstone Mid Cap Value Fund - CLASS Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Touchstone Mid Cap Value Fund - CLASS Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Touchstone Mid Cap Value Fund - CLASS Y | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Mid Cap Value Fund - CLASS Y | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Touchstone Mid Cap Value Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital International Growth Equity Fund - CLASS A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Short Term Investment Fund Geographical Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS A | Other Assets Liabilities Net Geographical Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital International Growth Equity Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital International Growth Equity Fund - CLASS C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Short Term Investment Fund Geographical Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS C | Other Assets Liabilities Net Geographical Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital International Growth Equity Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Short Term Investment Fund Geographical Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS Y | Other Assets Liabilities Net Geographical Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Short Term Investment Fund Geographical Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Sands Capital International Growth Equity Fund - INSTITUTIONAL CLASS | Other Assets Liabilities Net Geographical Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital International Growth Equity Fund - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Short Term Investment Fund Geographical Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Touchstone Sands Capital International Growth Equity Fund - CLASS R6 | Other Assets Liabilities Net Geographical Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital Select Growth Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Select Growth Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Touchstone Sands Capital Select Growth Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Sands Capital Select Growth Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Sands Capital Select Growth Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Touchstone Sands Capital Select Growth Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Touchstone Sands Capital Select Growth Fund - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Touchstone Sands Capital Select Growth Fund - CLASS A | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Sands Capital Select Growth Fund - CLASS A | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital Select Growth Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Select Growth Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Touchstone Sands Capital Select Growth Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Sands Capital Select Growth Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Sands Capital Select Growth Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Touchstone Sands Capital Select Growth Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Touchstone Sands Capital Select Growth Fund - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Touchstone Sands Capital Select Growth Fund - CLASS C | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Sands Capital Select Growth Fund - CLASS C | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital Select Growth Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Select Growth Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Touchstone Sands Capital Select Growth Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Sands Capital Select Growth Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Sands Capital Select Growth Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Touchstone Sands Capital Select Growth Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Touchstone Sands Capital Select Growth Fund - CLASS Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Touchstone Sands Capital Select Growth Fund - CLASS Y | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Sands Capital Select Growth Fund - CLASS Y | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital Select Growth Fund - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Select Growth Fund - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Touchstone Sands Capital Select Growth Fund - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Sands Capital Select Growth Fund - CLASS Z | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Sands Capital Select Growth Fund - CLASS Z | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Touchstone Sands Capital Select Growth Fund - CLASS Z | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Touchstone Sands Capital Select Growth Fund - CLASS Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Touchstone Sands Capital Select Growth Fund - CLASS Z | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Sands Capital Select Growth Fund - CLASS Z | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Sands Capital Select Growth Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Sands Capital Select Growth Fund - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Sands Capital Select Growth Fund - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Touchstone Sands Capital Select Growth Fund - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Touchstone Sands Capital Select Growth Fund - CLASS R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Touchstone Sands Capital Select Growth Fund - CLASS R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Touchstone Sands Capital Select Growth Fund - CLASS R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Touchstone Sands Capital Select Growth Fund - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Touchstone Sands Capital Select Growth Fund - CLASS R6 | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Sands Capital Select Growth Fund - CLASS R6 | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Touchstone Small Cap Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Small Cap Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Touchstone Small Cap Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Touchstone Small Cap Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Touchstone Small Cap Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Touchstone Small Cap Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Touchstone Small Cap Fund - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Touchstone Small Cap Fund - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Small Cap Fund - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Touchstone Small Cap Fund - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Small Cap Fund - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Touchstone Small Cap Fund - CLASS A | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Small Cap Fund - CLASS A | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Touchstone Small Cap Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Small Cap Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Touchstone Small Cap Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Touchstone Small Cap Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Touchstone Small Cap Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Touchstone Small Cap Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Touchstone Small Cap Fund - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Touchstone Small Cap Fund - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Small Cap Fund - CLASS C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Touchstone Small Cap Fund - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Small Cap Fund - CLASS C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Touchstone Small Cap Fund - CLASS C | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Small Cap Fund - CLASS C | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Touchstone Small Cap Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Small Cap Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Touchstone Small Cap Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Touchstone Small Cap Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Touchstone Small Cap Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Touchstone Small Cap Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Touchstone Small Cap Fund - CLASS Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Touchstone Small Cap Fund - CLASS Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Small Cap Fund - CLASS Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Touchstone Small Cap Fund - CLASS Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Small Cap Fund - CLASS Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Touchstone Small Cap Fund - CLASS Y | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Small Cap Fund - CLASS Y | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Touchstone Small Cap Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Touchstone Small Cap Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Touchstone Small Cap Value Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Small Cap Value Fund - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Touchstone Small Cap Value Fund - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Touchstone Small Cap Value Fund - CLASS A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Touchstone Small Cap Value Fund - CLASS A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Touchstone Small Cap Value Fund - CLASS A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Touchstone Small Cap Value Fund - CLASS A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Small Cap Value Fund - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Touchstone Small Cap Value Fund - CLASS A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Touchstone Small Cap Value Fund - CLASS A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Touchstone Small Cap Value Fund - CLASS A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Small Cap Value Fund - CLASS A | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Touchstone Small Cap Value Fund - CLASS A | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Touchstone Small Cap Value Fund - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Small Cap Value Fund - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Touchstone Small Cap Value Fund - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Touchstone Small Cap Value Fund - CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Touchstone Small Cap Value Fund - CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Touchstone Small Cap Value Fund - CLASS C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Touchstone Small Cap Value Fund - CLASS C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Small Cap Value Fund - CLASS C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Touchstone Small Cap Value Fund - CLASS C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Touchstone Small Cap Value Fund - CLASS C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Touchstone Small Cap Value Fund - CLASS C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Small Cap Value Fund - CLASS C | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Touchstone Small Cap Value Fund - CLASS C | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Touchstone Small Cap Value Fund - CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Small Cap Value Fund - CLASS Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Touchstone Small Cap Value Fund - CLASS Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Touchstone Small Cap Value Fund - CLASS Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Touchstone Small Cap Value Fund - CLASS Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Touchstone Small Cap Value Fund - CLASS Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Touchstone Small Cap Value Fund - CLASS Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Small Cap Value Fund - CLASS Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Touchstone Small Cap Value Fund - CLASS Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Touchstone Small Cap Value Fund - CLASS Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Touchstone Small Cap Value Fund - CLASS Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Small Cap Value Fund - CLASS Y | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Touchstone Small Cap Value Fund - CLASS Y | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Short Term Investment Fund Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Touchstone Small Cap Value Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities (Net) Sector Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Touchstone Ultra Short Duration Fixed Income Fund CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS A | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS C | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS S | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Ultra Short Duration Fixed Income Fund CLASS Y | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Ultra Short Duration Fixed Income Fund - CLASS Z | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1]
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | Non-Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | U.S. Government Mortgage-Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | Commercial Mortgage Backed Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | Short-Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | Other Assets/Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Touchstone Ultra Short Duration Fixed Income Fund - INSTITUTIONAL CLASS | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%

[1]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.